Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ThredUp Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40249
Entity Tax Identification Number	26-4009181
Entity Address, Address Line One	969 Broadway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94607
City Area Code	415
Local Phone Number	402-5202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TDUP
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001484778
Security Exchange Name	NASDAQ